Pacer Nasdaq International Patent Leaders ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
China - 8.8%
Baidu, Inc. - Class A (a)	62,399	$ 842,606
BYD Co. Ltd. - Class H	101,089	1,213,599
China Petroleum & Chemical Corp. - Class H	845,745	477,743
Contemporary Amperex Technology Co. Ltd. - Class H	7,021	557,300
Haier Smart Home Co. Ltd. - Class H	116,050	334,429
JD.com, Inc. - Class A	79,652	1,290,902
Lenovo Group Ltd.	349,698	1,063,934
Midea Group Co. Ltd. - Class H	26,490	335,584
PetroChina Co. Ltd. - Class H	629,789	798,238
Ping An Insurance Group Co. of China Ltd. - Class H	193,022	1,443,530
Tencent Holdings Ltd.	146,565	8,880,915
Xiaomi Corp. - Class B (a)(b)	519,547	1,906,631
ZTE Corp. - Class H	38,541	122,173
		19,267,584

Finland - 0.6%
Nokia OYJ	136,626	1,253,785

France - 7.8%
Cie de Saint-Gobain SA	13,452	1,260,829
L'Oreal SA	10,077	4,496,472
Safran SA	8,771	3,422,671
Sanofi SA	27,377	2,351,002
Schneider Electric SE	11,584	3,868,502
Thales SA	5,305	1,504,283
		16,903,759

Germany - 7.3%
BASF SE	23,453	1,363,059
Bayer AG	27,184	1,506,234
Bayerische Motoren Werke AG	14,993	1,025,248
Infineon Technologies AG	28,470	2,024,637
Merck KGaA	4,193	692,153
SAP SE	23,572	4,286,065
Schaeffler AG	34,732	283,963
Siemens AG	14,688	4,787,375
		15,968,734

Hong Kong - 2.4%
Alibaba Group Holding Ltd.	345,846	5,159,643

Japan - 25.6% (c)
Aisin Corp.	27,994	391,217
Asahi Kasei Corp.	47,291	511,981
Bridgestone Corp.	40,050	998,072
Canon, Inc.	38,300	1,065,915
Dai Nippon Printing Co. Ltd.	17,459	320,584
Daikin Industries Ltd.	8,039	1,177,012
Denso Corp.	83,868	1,037,116
Disco Corp.	2,958	1,087,231
ENEOS Holdings, Inc.	86,368	720,615
FANUC Corp.	26,273	1,178,202

Fuji Electric Co. Ltd.	5,135	461,038
FUJIFILM Holdings Corp.	38,262	907,101
Fujitsu Ltd.	49,536	1,139,199
Hitachi Ltd.	95,230	3,152,487
Honda Motor Co. Ltd.	125,834	1,285,586
JFE Holdings, Inc.	25,996	296,959
Kao Corp.	30,418	624,783
Kawasaki Heavy Industries Ltd.	28,547	495,744
Komatsu Ltd.	26,222	1,152,677
Kyocera Corp.	41,917	972,412
Mitsubishi Chemical Group Corp.	53,569	399,987
Mitsubishi Electric Corp.	49,802	1,850,535
Mitsubishi Heavy Industries Ltd.	80,865	1,913,050
Murata Manufacturing Co. Ltd.	43,164	2,011,905
NEC Corp.	39,240	1,169,024
NIDEC CORP (a)	38,566	628,041
Nippon Steel Corp.	177,213	723,532
Nissan Motor Co. Ltd. (a)	141,604	299,219
Nitto Denko Corp.	24,435	510,646
NTT, Inc.	2,145,995	2,055,559
Olympus Corp.	40,325	461,277
Panasonic Holdings Corp.	63,485	1,709,373
Renesas Electronics Corp.	49,197	1,064,304
SCREEN Holdings Co. Ltd.	6,752	534,711
Shin-Etsu Chemical Co. Ltd.	45,717	1,666,564
SoftBank Group Corp.	105,013	3,471,722
Sony Group Corp.	128,913	3,068,373
Sumitomo Electric Industries Ltd.	80,396	1,103,579
Takeda Pharmaceutical Co. Ltd.	42,117	1,459,357
TDK Corp.	51,708	977,579
Tokyo Electron Ltd.	9,780	3,411,521
TOPPAN Holdings, Inc.	11,611	330,367
Toray Industries, Inc.	55,738	405,673
Toyota Motor Corp.	283,390	5,462,790
		55,664,619

Netherlands - 6.6%
Airbus Group SE	16,198	3,776,837
ASML Holding NV	5,931	9,808,969
Koninklijke Philips NV	31,262	819,772
		14,405,578

South Korea - 14.3%
Hyundai Motor Co.	4,706	1,280,724
Kia Corp.	10,714	991,216
LG Chem Ltd.	2,365	427,979
LG Corp.	5,300	375,837
LG Electronics, Inc.	4,750	540,068
POSCO Holdings, Inc.	2,524	553,237
Samsung Electro-Mechanics Co. Ltd.	1,600	1,281,616
Samsung Electronics Co. Ltd.	77,018	14,180,561
Samsung SDI Co. Ltd. (a)	2,276	633,774
SK Hynix, Inc.	9,116	10,984,981
		31,249,993

Sweden - 0.4%
Telefonaktiebolaget LM Ericsson - Class B	86,829	855,506

Switzerland - 9.6%
ABB Ltd.	35,956		3,536,670
Nestle SA	47,674		4,777,130
Novartis AG	36,430		5,704,791
Roche Holding AG	12,638		5,527,611
STMicroelectronics NV	23,080		1,215,626
Swatch Group AG	1,116		248,889
			21,010,717

Taiwan - 14.5%
AUO Corp.	324,846		243,240
Delta Electronics, Inc.	50,825		2,579,071
Hon Hai Precision Industry Co. Ltd.	302,646		2,345,766
MediaTek, Inc.	29,224		3,214,559
Taiwan Semiconductor Manufacturing Co. Ltd.	308,597		23,155,040
			31,537,676

United Kingdom - 1.3%
British American Tobacco PLC	46,464		2,861,809
TOTAL COMMON STOCKS (Cost $200,814,708)			216,139,403

PREFERRED STOCKS - 0.2%	Shares		Value
Germany - 0.2%
Volkswagen AG, 0.00%	6,578		566,328
TOTAL PREFERRED STOCKS (Cost $588,201)			566,328

TOTAL INVESTMENTS - 99.4% (Cost $201,402,909)			216,705,731
Other Assets in Excess of Liabilities - 0.6%		0.00560	1,220,533
TOTAL NET ASSETS - 100.0%			$ 217,926,264

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $1,906,631 or 0.9% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Nasdaq International Patent Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 216,139,403	$ –	$ –	$ 216,139,403
Preferred Stocks	566,328	–	–	566,328
Total Investments	$ 216,705,731	$ –	$ –	$ 216,705,731

Refer to the Schedule of Investments for further disaggregation of investment categories.